INVENTORY (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory, net	$ 350,273	$ 388,821	[1]
Kiosks [Member]
Inventory, net	$ 350,273
QPAGOS Corporation - Parent Company [Member]
Inventory, net		388,821
QPAGOS Corporation - Parent Company [Member] | Kiosks [Member]
Inventory, net		$ 388,821

[1]	As Restated